8. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
Notes
8. CAPITAL AND RESERVES

8. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2024, the authorized share capital was comprised of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b)Share issuances:

i.On February 28, 2022, the Company completed a non-brokered private placement by issuing 16,666,667 units (“Unit”) at a price of $0.075 per Unit for gross proceeds of $1,250,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.125 until February 28, 2025. The warrants were ascribed a value of $554,525. The Company paid finder’s fee of $30,938 and issued 412,500 finder’s warrants. Each finder’s warrant is exercisable into one common share at $0.075 until August 28, 2023. These finder’s warrants were ascribed a value of $19,841. The Company incurred additional share issue costs in the amount of $29,478 in connection with the financing.

ii.On February 28, 2022, the Company issued 3,800,000 shares at a price of $0.075 per share to settle outstanding debt for $285,000.

iii.On March 3, 2022, the Company issued 1,470,000 shares to earn an initial 49% interest in AFOy (Note 7).

iv.On September 5, 2024, the Company completed a non-brokered private placement by issuing 10,000,000 units (“Unit”) at a price of $0.035 per Unit for gross proceeds of $350,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.10 until September 5, 2027. The warrants were ascribed a value of $133,461. The Company incurred share issue costs in the amount of $38,887 in connection with the financing.

(c)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

Stock option transactions and the number of stock options for the year ended December 31, 2024 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2023	Granted	Exercised	cancelled	2024
January 7, 2024	$0.20	45,750	-	-	(45,750)	-
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		1,620,750	-	-	(45,750)	1,575,000
Options exercisable		1,620,750	-	-	(45,750)	1,575,000
Weighted average exercise price		$0.08	$Nil	$Nil	$0.20	$0.08

As of December 31, 2024, the weighted average contractual remaining life is 2.20 years (December 31, 2023 – 3.11 years).

Stock option transactions and the number of stock options for the year ended December 31, 2023 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2022	Granted	Exercised	cancelled	2023
March 14, 2023	$0.40	450,000	-	-	(450,000)	-
March 26, 2023	$0.40	10,000	-	-	(10,000)	-
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		2,080,750	-	-	(460,000)	1,620,750
Options exercisable		2,080,750	-	-	(460,000)	1,620,750
Weighted average exercise price		$0.15	$Nil	$Nil	$0.40	$0.08

Stock option transactions and the number of stock options for the year ended December 31, 2022 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2021	Granted	Exercised	cancelled	2022
April 26, 2022	$0.40	327,500	-	-	(327,500)	-
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	-	1,575,000			1,575,000
Options outstanding		833,250	1,575,000	-	(327,500)	2,080,750
Options exercisable		833,250	1,575,000	-	(327,500)	2,080,750
Weighted average exercise price		$0.39	$0.08	$Nil	$0.40	$0.15

The weighted average assumptions used to estimate the fair value of options for the years ended December 31, 2024, 2023 and 2022 were:

	2024	2023	2022
Risk-free interest rate	n/a	n/a	1.34%
Expected life	n/a	n/a	5 years
Expected volatility	n/a	n/a	144.13%
Expected dividend yield	n/a	n/a	Nil

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable measure of the fair value of the Company’s share purchase options.

(d)Finder’s Options:

The continuity of finder’s options for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
August 28, 2023	$0.075	412,500	-	-	(412,500)	-
Outstanding		412,500	-	-	(412,500)	-
Weighted average exercise price		$0.075	$Nil	$Nil	$0.075	$Nil

The continuity of finder’s options for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
August 28, 2023	$0.075	-	412,500	-	-	412,500
Outstanding		-	412,500	-	-	412,500
Weighted average exercise price		$Nil	$0.075	$Nil	$Nil	$0.075

The weighted average assumptions used to estimate the fair value of finder’s options for the years ended December 31, 2024, 2023 and 2022 were:

	2024	2023	2022
Risk-free interest rate	n/a	n/a	0.49%
Expected life	n/a	n/a	1.5 years
Expected volatility	n/a	n/a	149.50%
Expected dividend yield	n/a	n/a	Nil

(e)Warrants:

The continuity of warrants for the year ended December 31, 2024 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2023	Issued	Exercised	Expired	2024
February 28, 2025 (1)	$0.125	16,666,667	-	-	-	16,666,667
September 5, 2027	$0.100	-	10,000,000	-	-	10,000,000
Outstanding		16,666,667	10,000,000	-	-	26,666,667
Weighted average exercise price		$0.125	$0.10	$Nil	$Nil	$0.116

(1) Subsequent to December 31, 2024, 16,666,667 warrants expired unexercised.

As of December 31, 2024, the weighted average contractual life is 1.11 years (December 31, 2023 – 1.16 years).

The continuity of warrants for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
October 23, 2023	$0.20	4,219,641	-	-	(4,219,641)	-
February 28, 2025	$0.125	16,666,667	-	-	-	16,666,667
Outstanding		20,886,308	-	-	(4,219,641)	16,666,667
Weighted average exercise price		$0.14	$Nil	$Nil	$0.20	$0.125

The continuity of warrants for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
February 25, 2022	$0.40	500,000	-	-	(500,000)	-
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
February 28, 2025	$0.125	-	16,666,667	-	-	16,666,667
Outstanding		4,719,641	16,666,667	-	(500,000)	20,886,308
Weighted average exercise price		$0.22	$0.125	$Nil	$0.40	$0.14

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2024, 2023 and 2022 were:

	2024	2023	2022
Risk-free interest rate	2.86%	n/a	0.88%
Expected life	3 years	n/a	3 years
Expected volatility	137.47%	n/a	161.98%
Expected dividend yield	nil	n/a	nil